Schedule of appropriation of financial expenses (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Reserve Quantities [Line Items]
Total	R$ 3,845,465		R$ 2,345,032
Current	(538,450)		(1,689,385)
Non-current	R$ 3,307,015		655,647
K F W Finnvera [Member]
Reserve Quantities [Line Items]
Currency	USD
Charges	Libor 6M+ 0.75% p.a.
Maturity	Jan 2024–Dec 2025
Total	R$ 278,176		344,125
B A M L [Member]
Reserve Quantities [Line Items]
Currency	EUR
Charges	0.2790% p.a.
Maturity	Aug 2021
Total	R$ (0)		570,844
Scotland [Member]
Reserve Quantities [Line Items]
Currency	USD
Charges	1.2410–1.7340% p.a.
Maturity	Apr 2024
Total	R$ 559,650		1,030,761
B N P Paribas [Member]
Reserve Quantities [Line Items]
Currency	USD
Charges	7.0907% p.a.
Maturity	Jan 2024
Total	R$ 515,166
B N P Paribas [Member] | United States of America, Dollars
Reserve Quantities [Line Items]
Currency	BRL
Charges	2.8220% p.a.
Maturity	Jan 2022
Total | $		$ 428,793		$ 399,302
Debentures [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	IPCA + 4.1682% p.a. (i)
Maturity	June 2028
Total	R$ 1,667,399		(0)
B N D E S Investment Sustainment Program [Member]
Reserve Quantities [Line Items]
Currency	BRL
Charges	IPCA + 4.2283% p.a.
Maturity	Nov 2031
Total	R$ 396,281		R$ (0)